GENERAL AND ADMINISTRATION COSTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
GENERAL AND ADMINISTRATION COSTS
Schedule of general and administrative expenses

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Bank charges	$379	$284	$722	$526
Depreciation	3,279	3,278	6,559	6,557
Insurance expenses	3,111	4,299	6,008	8,598
Office expenses	405	377	1,654	1,122
Professional fees	817	(250)	1,020	(250)
Salary and wages	220	983	385	1,087
Total	$8,211	$8,971	$16,348	$17,640

	2025	2024
Bank charges	$1,236	$615
Depreciation	13,007	13,007
Insurance expenses	15,887	15,457
Office expenses	2,811	2,950
Professional fees	1,911	6,253
Salary and wages	556	687
Total	$35,408	$38,969